Retirement benefits - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	5.17%	3.03%
Future compensation rate increase, benefit obligations	3.53%	3.60%
Discount rate, benefit expense	3.03%	2.69%
Future compensation rate increase, benefit expense	3.60%	3.65%
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	5.10%	3.08%
Discount rate, benefit expense	3.08%	2.70%